Investments GroupMax Transaction (Details) - USD ($) $ in Thousands		3 Months Ended									5 Months Ended	12 Months Ended
	Aug. 06, 2015	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 03, 2017
Schedule of Equity Method Investments [Line Items]
Equity Method Investments			$ 82,584				$ 130,725				$ 130,725	$ 82,584	$ 130,725
Current Fiscal Year End Date												--12-31
Assets, Current			1,091,936				1,075,242				1,075,242	$ 1,091,936	1,075,242
Other Assets, Noncurrent			23,484				15,664				15,664	23,484	15,664
Liabilities, Current			1,213,051				1,203,525				1,203,525	1,213,051	1,203,525
Total revenue			904,865	$ 686,555	$ 723,760	$ 698,435	877,252	$ 672,084	$ 697,284	$ 708,196		3,013,615	2,954,816	$ 2,858,646
Gross profit			$ 351,906	$ 293,268	$ 315,377	$ 320,102	350,221	$ 304,514	$ 312,584	$ 320,491		$ 1,280,653	1,287,810	1,345,561
Noncash or Part Noncash Acquisition, Investments Acquired													0	0
Preferred Stock, Shares Authorized			50,000,000									50,000,000
Fair Value, Option, Changes in Fair Value, Gain (Loss)												$ (48,141)	(2,943)	0
Notes Receivable, Related Parties			$ 1,200									1,200
Other non-current liabilities			99,628				113,046				113,046	99,628	113,046
GroupMax [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 16,400		3,900				16,700				16,700	3,900	16,700
Assets, Current			3,383				3,501				3,501	3,383	3,501
Other Assets, Noncurrent			18,467				29,127				29,127	18,467	29,127
Liabilities, Current			10,458				7,674				7,674	10,458	7,674
Total revenue											578	3,024
Gross profit											235	2,570
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest											(11,479)	(15,701)
Proceeds from Contributed Capital													17,000
Noncash or Part Noncash Acquisition, Investments Acquired												0	16,400	$ 0
Fair Value Assumptions, Expected Volatility Rate	65.00%
Fair Value Assumptions, Risk Free Interest Rate	1.60%
Preferred Stock, Shares Authorized	376,096
Fair Value, Option, Changes in Fair Value, Gain (Loss)												12,800	300
Equity Method Investment, Summarized Financial Information, Net Income (Loss)											(10,019)	(15,701)
Other non-current liabilities			$ 2,523				$ 333				$ 333	$ 2,523	$ 333
GroupMax [Member]
Schedule of Equity Method Investments [Line Items]
Fair Value Inputs, Discount Rate												20.00%
Subsequent Event [Member] | GroupMax [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from Contributed Capital		$ 3,000
Preferred Stock, Liquidation Preference, Value															$ 20,000